Loss Per Share (Details) (Parenthetical) - $ / shares	Sep. 30, 2018	May 31, 2018	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	May 31, 2017	Apr. 30, 2017	Jul. 15, 2016
Debt Instrument, Convertible, Conversion Price								$ 9.00
Debt Instrument Floor Price					$ 0.75
Convertible Preferred Stock [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.0759
Shares potentially issuable upon conversion of May 2018 convertible notes (assuming $0.375 price)
Debt Instrument, Convertible, Conversion Price		$ 0.375
Shares potentially issuable upon conversion of April 2017 convertible notes (assuming $1.00 floor price)
Debt Instrument Floor Price							$ 1.00
Shares potentially issuable upon conversion of May 2017 convertible notes (assuming $1.00 floor price)
Debt Instrument Floor Price						$ 1.00
Shares potentially issuable upon conversion of July 2017 Senior Secured convertible note (assuming (0.75 floor price)
Debt Instrument Floor Price					0.75
Share potentially issuable upon conversion of July 2017 convertible note (assuming $1.00 floor price)
Debt Instrument Floor Price					$ 1.00
Shares potentially issuable upon conversion of August 2017 convertible note (assuming $1.00 floor price)
Debt Instrument Floor Price				$ 1.00
Shares potentially issuable upon conversion of September 2017 convertible notes (assuming $1.00 conversion price)
Debt Instrument Floor Price			$ 1.00